Securities (Tables)	12 Months Ended
Jun. 30, 2012
Securities [Abstract]
Unrealized Gain (Loss) on Investments [Table Text Block]

Securities at June 30, 2012 consisted of the following:

		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
(In thousands)	Cost	Gains	Losses	Value
Securities available-for-sale:
U.S. government sponsored enterprises	$16,816	$582	$---	$17,398
State and political subdivisions	4,783	116	---	4,899
Mortgage-backed securities-residential	18,625	482	1	19,106
Mortgage-backed securities-multi-family	40,077	604	18	40,663
Asset-backed securities	20	---	1	19
Corporate debt securities	5,053	263	---	5,316
Total debt securities	85,374	2,047	20	87,401
Equity and other securities	67	60	---	127
Total securities available-for-sale	85,441	2,107	20	87,528
Securities held-to-maturity:
U.S. treasury securities	11,029	61	---	11,090
U.S. government sponsored enterprises	998	31	---	1,029
State and political subdivisions	62,212	556	99	62,669
Mortgage-backed securities-residential	48,101	2,282	4	50,379
Mortgage-backed securities-multi-family	23,673	952	6	24,619
Other securities	376	---	---	376
Total securities held-to-maturity	146,389	3,882	109	150,162
Total securities	$231,830	$5,989	$129	$237,690

Securities at June 30, 2011 consisted of the following:

		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
(In thousands)	Cost	Gains	Losses	Value
Securities available-for-sale:
U.S. government sponsored enterprises	$25,909	$171	$377	$25,703
State and political subdivisions	6,819	243	---	7,062
Mortgage-backed securities-residential	28,214	773	73	28,914
Mortgage-backed securities-multi-family	20,184	912	---	21,096
Asset-backed securities	24	---	1	23
Corporate debt securities	6,881	325	---	7,206
Total debt securities	88,031	2,424	451	90,004
Equity and other securities	67	46	---	113
Total securities available-for-sale	88,098	2,470	451	90,117
Securities held-to-maturity:
U.S. treasury securities	11,062	70	---	11,132
U.S. government sponsored enterprises	997	30	---	1,027
State and political subdivisions	34,933	200	9	35,124
Mortgage-backed securities-residential	57,347	1,737	35	59,049
Mortgage-backed securities-multi-family	19,434	47	14	19,467
Other securities	404	2	---	406
Total securities held-to-maturity	124,177	2,086	58	126,205
Total securities	$212,275	$4,556	$509	$216,322

Continuous Unrealized Loss Position, Fair Value [Table Text Block]

The following table shows fair value and gross unrealized losses, aggregated by security category and length of time that individual securities have been in a continuous unrealized loss position, at June 30, 2012.

	Less Than 12 Months		More Than 12 Months		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(In thousands)	Value	Losses	Value	Losses	Value	Losses
Securities available-for-sale:
Mortgage-backed securities-residential	$340	$1	$---	$---	$340	$1
Mortgage-backed securities-multi-family	8,837	18	---	---	8,837	18
Asset-backed securities	---	---	19	1	19	1
Total securities available-for-sale	9,177	19	19	1	9,196	20
Securities held-to-maturity:
State and political subdivisions	10,696	99	---	---	10,696	99
Mortgage-backed securities-residential	527	4	---	---	527	4
Mortgage-backed securities-multi-family	4,189	6	---	---	4,189	6
Total securities held-to-maturity	15,412	109	---	---	15,412	109
Total securities	$24,589	$128	$19	$1	$24,608	$129

The following table shows fair value and gross unrealized losses, aggregated by security category and length of time that individual securities have been in a continuous unrealized loss position, at June 30, 2011.

	Less Than 12 Months		More Than 12 Months		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(In thousands)	Value	Losses	Value	Losses	Value	Losses
Securities available-for-sale:
U.S. government sponsored enterprises	$13,446	$377	$---	$---	$13,446	$377
Mortgage-backed securities-residential	6,571	73	---	---	6,571	73
Asset-backed securities	---	---	22	1	22	1
Total securities available-for-sale	20,017	450	22	1	20,039	451
Securities held-to-maturity:
State and political subdivisions	1,610	9	---	---	1,610	9
Mortgage-backed securities-residential	7,680	35	---	---	7,680	35
Mortgage-backed securities-multi-family	10,670	14	---	---	10,670	14
Total securities held-to-maturity	19,960	58	---	---	19,960	58
Total securities	$39,977	$508	$22	$1	$39,999	$509

Schedule of Realized Gain (Loss) [Table Text Block]
(In thousands)	2012	2011
Gross realized gains on sale of available-for-sale securities	$11	$233
Gross realized losses on sale of available-for-sale securities	---	---
Other-than-temporary impairment losses	(25)	(2)
Net realized (losses) gains	($14)	$231

Investments Classified by Contractual Maturity Date [Table Text Block]
Available for sale debt securities	Amortized Cost	Fair Value
Within one year	$7,348	$7,436
After one year through five years	12,606	12,988
After five years through ten years	6,698	7,189
After ten years	---	---
Total available for sale debt securities	26,652	27,613
Mortgage-backed and asset-backed securities	58,722	59,788
Equity securities	67	127
Total available for sale securities	85,441	87,528

Held to maturity debt securities
Within one year	21,262	21,299
After one year through five years	25,238	25,488
After five years through ten years	19,745	19,988
After ten years	8,370	8,389
Total held to maturity debt securities	74,615	75,164
Mortgage-backed and asset-backed securities	71,774	74,998
Total held to maturity securities	146,389	150,162

Total securities	$231,830	$237,690